Share-Based Compensation - Schedule of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 589	$ 377	$ 1,859
Research and development, net [Member]
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expenses	460	(220)	476
Marketing [Member]
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expenses	104	206	832
General and administrative [Member]
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 25	$ 391	$ 551